FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified			6 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2009 Level 3	Dec. 31, 2011 Level 3	Dec. 31, 2010 Level 3	Dec. 31, 2010 Level 3 Free-standing put rights	Dec. 31, 2010 Level 3 Free-standing put rights Minimum	Dec. 31, 2010 Level 3 Free-standing put rights Maximum	Sep. 30, 2012 Recurring basis Level 2 Interest rate swaps	Dec. 31, 2011 Recurring basis Level 2 Interest rate swaps	Dec. 31, 2010 Recurring basis Level 3 Free-standing put rights	Sep. 30, 2012 Recurring basis Level 3 Interest rate swaps	Dec. 31, 2011 Recurring basis Level 3 Interest rate swaps
Liabilities:
Fair value of interest rate swap	$ 0	$ 30,094							$ 0	$ 30,094		$ 0	$ 0
Assets:
Fair value of free-standing put rights											800
Assumptions used in the Black-Scholes option valuation model
Expected term							6 months	3 years
Expected volatility (as a percent)							25.60%	44.60%
Risk free rate (as a percent)							0.23%	1.05%
Expected dividend rate (as a percent)						0.00%
Reconciliation of assets measured at fair value on a recurring basis
Beginning balance			14,200	800	5,100
Losses included in earnings			(9,100)	(800)	(4,300)
Ending balance			$ 5,100		$ 800